                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mr. Raj Rajaratnam
                 ------------------------------
   Address:      590 Madison Avenue, 34th Floor
                 ------------------------------
                 New York, NY 10022
                 ------------------------------


Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. George Lau
         -------------------------------
Title:   Chief Financial Officer, Galleon Management LP.
         -------------------------------
Phone:   (212) 829-4034
         -------------------------------

Signature, Place, and Date of Signing:

                                        New York, NY         8/14/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-07016                    Galleon Management, L.P.
       ---------------          ---------------------------------------------
    [Repeat as necessary.]
                                Galleon Special Opportunities Management, LLC
       ---------------          ---------------------------------------------
                                Galleon International Management, LLC
       ---------------          ---------------------------------------------

                                  Exhibit Index

Exhibit 1       Power of Attorney Dated as of August 13, 2007 is filed herein as
                Exhibit 1.